SUPPLEMENTAL CASH FLOW INFORMATION - Schedule (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
Interest paid	$ 136	$ 76	$ 203	$ 127
Income taxes paid	$ 32	$ 34	$ 242	$ 145